Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	87-3296749
Plan number	001
EBP, Schedule Of Delinquent Participant Contribution, Transferred Late To Plan	$ 9,690
Contributions Not Corrected	0
Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	9,690
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51	$ 0